Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Properties	Depreciation is computed on the straight-line basis over estimated useful lives of:

Years
Buildings and improvements	29-50
Furniture, fixtures and equipment	4-7

Schedule of Estimated Useful Lives of Real Estate Properties

Real estate properties are stated at cost less accumulated depreciation, except land. Depreciation is computed on the straightline basis over estimated useful lives of:

Years
Buildings and improvement	29-50
Furniture, fixtures and equipment	4-7